Acquisitions, Summary of Intangible Assets Identified, Estimated Useful Lives and Methodologies Used to Determine Fair Values (Details) $ in Thousands	Aug. 03, 2022 USD ($)
Zero Fox [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 185,000
Zero Fox [Member] | Trade Names and Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 21,000
Useful Life (in years)	10 years
Fair Value Methodology	Relief from Royalty method
Zero Fox [Member] | Internally Developed Technology[ Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 81,000
Useful Life (in years)	5 years
Fair Value Methodology	Relief from Royalty method
Zero Fox [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 83,000
Useful Life (in years)	9 years
Fair Value Methodology	Multi-period Excess Earnings method of the Income Approach
IDX [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 100,500
IDX [Member] | OPM Contract [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 63,500
Useful Life (in years)	6 years
Fair Value Methodology	Multi-period excess earnings method of income approach
IDX [Member] | Trade Names and Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 14,300
Useful Life (in years)	10 years
Fair Value Methodology	Relief from royalty method
IDX [Member] | Internally Developed Technology[ Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 14,800
Useful Life (in years)	5 years
Fair Value Methodology	Replacement cost method
IDX [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 4,000
Useful Life (in years)	9 years
Fair Value Methodology	Multi-period excess earnings method of income approach
IDX [Member] | Breach-Related Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 3,900
Useful Life (in years)	1 year
Fair Value Methodology	Multi-period excess earnings method of income approach